Trade Receivables (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Abstract]
Tickets and meal vouchers	R$ 134	R$ 56
Payment slips	R$ 115	R$ 62